Financial Instruments (Details) - Schedule of Financial Assets Measured at Fair Value - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Level 1 [Member]
Financial Instruments (Details) - Schedule of Financial Assets Measured at Fair Value [Line Items]
Financial liabilities measured at fair value		$ 4,289
Level 1 [Member] | Derivatives instruments [Member]
Financial Instruments (Details) - Schedule of Financial Assets Measured at Fair Value [Line Items]
Financial liabilities measured at fair value
Level 1 [Member] | Debt securities (corporate and government) [Member]
Financial Instruments (Details) - Schedule of Financial Assets Measured at Fair Value [Line Items]
Financial liabilities measured at fair value		4,289
Level 2 [Member]
Financial Instruments (Details) - Schedule of Financial Assets Measured at Fair Value [Line Items]
Financial liabilities measured at fair value	448	8,558
Level 2 [Member] | Derivatives instruments [Member]
Financial Instruments (Details) - Schedule of Financial Assets Measured at Fair Value [Line Items]
Financial liabilities measured at fair value	$ 448	15
Level 2 [Member] | Debt securities (corporate and government) [Member]
Financial Instruments (Details) - Schedule of Financial Assets Measured at Fair Value [Line Items]
Financial liabilities measured at fair value		$ 8,543